Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 7 – Stockholders’ Equity

During the nine months ended September 30, 2019 and 2018, there were no sales of our preferred stock. At September 30, 2019 and December 31, 2018, there were no issued or outstanding shares of preferred stock. During the nine months ended September 30, 2019, PoC Capital (our clinical trial funding commitment investor), made payments directly to our CRO totaling $689,168 for amounts invoiced. PoC Capital also repaid us $210,832 for clinical trial expenses we previously paid to our CRO, $180,119 of which is included in Prepaid and Other on our condensed consolidated balance sheet at September 30, 2019. As explained in Note 1 – Going Concern, we amended the existing pledge agreement with PoC Capital on September 30, 2019 to reduce the committed funds from $1.8 million to $900,000, which has now been paid in full. As part of the original pledge agreement, we issued 792,952 shares of common stock and 792,952 warrants to purchase shares of common stock to PoC Capital but held 396,476 shares and 396,476 warrants as collateral until certain payment milestones were met. PoC Capital forfeited the pledged collateral in the amended agreement and the shares have been reissued to Processa and will be retired.

In August 2019, we amended our articles of incorporation, reducing the authorized number of shares of our preferred stock from 10,000,000 to 1,000,000 and our common stock from 350,000,000 to 100,000,000.

Note 7 – Stockholders’ Equity

Preferred Stock

As of December 31, 2018, we have authorized 10,000,000 shares of Preferred Stock with a $0.0001 par value. No shares were issued and outstanding.

On September 29, 2017, prior to the asset purchase closing, Heatwurx shareholders converted 178,924 shares of Series D Preferred Stock and all accrued dividends in the amount of $118,658 into 102,789 shares of common stock.

Common Stock

As of December 31, 2018, we have authorized 350,000,000 of common stock with a $0.0001 par value.

2018 Private Placement Transactions

Between May 15, 2018 and June 29, 2018, we sold an aggregate of 1,402,442 units in a private placement transaction at a purchase price equal to $2.27 per unit for gross proceeds of approximately $3.2 million. Each unit consisted of one share of our common stock and a warrant to purchase one share of our common stock for $2.724, subject to adjustment thereunder for a period of three years. We paid $167,526 to our placement agent and issued placement agent warrants to purchase up to 84,146 shares of common stock, with a three-year term, at an exercise price equal to $2.724. We also incurred costs totaling $141,304 related to this transaction and our contractual obligation to file a resale registration statement related to the PIPE transaction with the SEC. The issuance costs were charged against additional paid in capital.

On May 25, 2018, we entered into an Agreement with PoC Capital, LLC (“PoC”), where PoC has agreed to finance $1,800,000 in study costs associated with certain clinical studies, including our Phase 2a study to evaluate the safety, tolerability, efficacy and pharmacodynamics of PCS 499 in patients with Necrosis Lipoidica in exchange for 792,952 shares of our common stock and a warrant for the purchase of 792,952 shares of common stock with an exercise price of $2.724, expiring on July 29, 2021. Any study costs in excess of that amount will be our responsibility. PoC will typically not make payments to us, but directly to the contract research organization based on their invoices. We paid $108,000 to our placement agent and issued our placement agent warrants to purchase 47,578 shares of common stock, with a three-year term, at an exercise price equal to $2.724. We also incurred costs totaling $60,457, related to this transaction and our contractual obligation to file a resale registration statement related to this transaction with the SEC. The issuance costs were charged against additional paid in capital.

We also entered into a pledge agreement with PoC, under which we received a security interest for 396,476 shares, or half the shares we issued them, to hold as collateral. These shares will be released in two tranches of 198,238 shares each, with each tranche released upon PoC making payments totaling $720,000. During the year ended December 31, 2018, we have made payments to our CRO of $239,129, including the prepayment of certain amounts, all of which will be repaid to us by PoC in the next year. We have accounted for payments we made to our CRO in 2018 as either a prepaid expense or a research and development expense depending on whether the related service has been provided. Since the amount of the Clinical Trial Funding commitment has not changed, we continue to show the full amount of that commitment, $1.8 million, as a subscription receivable. We will reduce the subscription receivable in the period the investor makes payment to our CRO or us.

The common stock, but not the warrants, issued for the 2018 Private Placement Transactions and the conversion of the Senior Convertible Notes have, subject to certain customary exceptions, full ratchet anti-dilution protection. Until we have issued equity securities or securities convertible into equity securities for a total of an additional $20 million in cash or assets, including the proceeds from the exercise of the warrants issued above, in the event we issue additional equity securities or securities convertible into equity securities at a purchase price less than $2.27 per share of common stock, the above purchase prices shall be adjusted and new shares of common stock issued as if the purchase price was such lower amount (or, if such additional securities are issued without consideration, to a price equal to $0.01 per share).

We evaluated the warrants issued in the 2018 Private Placement Transactions and determined they should be classified as equity.